INCOME TAXES	12 Months Ended
Feb. 29, 2016
INCOME TAXES
INCOME TAXES

20. INCOME TAXES

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28, 2016	February 28, 2015
Canada	(22,994)	(24,558)
Luxembourg	(7,222)	322
India	1,756	2,721
China	706	991
Other	(11,535)	605

	(39,289)	(19,919)

        Income tax expense, both current and deferred, relates to jurisdictions outside of Canada where losses are not sufficient to cover the tax liability in the region. For the year ended February 29, 2016, the current income tax expenses was $434 [2015 – $658] and the deferred income tax expense was $1,841 [2015 – $59].

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2016	2015
Income (loss) before income taxes	(39,289)	(19,919)
Statutory income tax rate	26.5%	26.5%
Expected income tax expense	(10,412)	(5,279)
Change in valuation allowances	6,043	6,682
Goodwill impairment	4,420	—
Prior year adjustments	1,444	859
Foreign tax rate differences	578	(177)
Other	165	66
Non-deductible expenses and non-taxable income	37	(105)
Share issue costs	—	(435)
Research and development tax credits	—	(894)

	2,275	717

        The Company's deferred tax assets and liabilities include the following significant components:

	2016	2015
Income tax loss carryforwards	39,322	32,643
Capital Loss	19,011	19,015
Research and development tax credits	13,180	14,052
SR&ED Expenditures	6,872	7,845
Book and tax differences on assets	1,256	1,486
Share issue expenses	443	591
Income and expense reserves	236	192

Total gross deferred tax assets	80,320	75,824

Valuation allowance	(80,320)	(74,278)
Income and expense reserves	(294)

Net deferred tax (liability)/asset	(294)	1,546

        As at February 29, 2016, the Company had cumulative tax loss carryforwards in the following jurisdictions: Canada – $136,221, United States – $7,888, Luxembourg – $36,077. The Company also has capital losses being carried forward in the following jurisdictions: Canada – $16,302; United States – $45,543.

        The losses in Canada expire starting in fiscal 2031 until fiscal 2036. The losses in Luxembourg can be carried forward indefinitely. Income tax benefits relating to the losses in Canada and Luxembourg have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

        The losses in the U.S. expire between fiscal 2022 and fiscal 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc that may be used has been calculated as $521.

        As at February 29, 2016, the Company had $14,720 of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2022. In addition, the Company had provincial research and development tax credits of $2,361, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

        As at February 29, 2016, the Company has not recorded any liabilities associated with uncertain tax positions.

        The Company remains subject to examination by tax authorities in Canada for years 2009 to 2016 and in the other jurisdictions for tax years 2011 to 2016.

        No deferred income taxes have been provided on undistributed earnings or relating to cash held in foreign jurisdictions, as the Company has determined that any income or withholding taxes on repatriation would either not be significant, or the Company has decided to permanently reinvest the earnings in the foreign jurisdiction.